Loan facility (Details) - Revolving Credit Facility Maturing December 14, 2025 $ in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Nov. 13, 2020
Disclosure of detailed information about borrowings [line items]
Amounts outstanding on Company's credit facility	$ 0.0	$ 11.7	$ 0.0
Maximum borrowing capacity under borrowing facilities	$ 75.0
Term of credit facility	5 years
Top of range
Disclosure of detailed information about borrowings [line items]
Covenant terms - debt to EBITDA				2.5
Bottom of range
Disclosure of detailed information about borrowings [line items]
Covenant terms - EBITDA to interest expense				2.5
Floating interest rate
Disclosure of detailed information about borrowings [line items]
Basis spread on floating rate (percent)	2.36%	2.36%